Note 5 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 76,344
2027	66,862
2028	57,514
2029	46,652
2030	33,180
Thereafter	93,314
Total future minimum lease payments	373,866
Less imputed interest	(72,160)
Total	$ 301,706